SIGNIFICANT ACCOUNTING POLICIES (Schedule Of Annual Depreciation Rates) (Details)	Dec. 31, 2018
Computers, manufacturing and peripheral equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Depreciation rate	6.00%
Computers, manufacturing and peripheral equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Depreciation rate	33.00%
Enterprise Resource Planning systems ("ERP") [Member]
Significant Accounting Policies [Line Items]
Depreciation rate	10.00%
Office furniture and equipment [Member]
Significant Accounting Policies [Line Items]
Depreciation rate	15.00%